Warrants (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 08, 2021	Feb. 17, 2021	Dec. 14, 2020	Aug. 12, 2019	Jan. 23, 2021	Oct. 23, 2019	Mar. 31, 2021	Oct. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 07, 2021	Jan. 22, 2021
Warrants descriptions										110,000 warrants exercisable at $0.35 contain dilution protections that increase the number of shares purchasable at exercise upon the issuance of securities at a price below the current exercise price.
Warrants issued upon cashless exercise of warrants	97,015	97,675	47,494
Warrants purchase upon common stock shares	175,000	150,000	95,000		705,166
Warrants exercise price		$ 0.45	$ 0.35									$ 0.70	$ 0.35
Warrants, market value		$ 1.29	0.6999
Fair value of warrant exercise					$ 246,808
Unsecured convertible notes and warrants									$ 10,874,645	$ 9,894,284	$ 7,911,898
Stock issued upon cashless warrant exercise									16,068,326	16,093,326	12,563,326
Fair value of warrants							$ 246,808
Maximum [Member]
Warrants, market value	$ 1.63		0.6999
Minimum [Member]
Warrants, market value	$ 1.44		$ 0.6999
Warrants [Member]
Warrants exercise price						$ 0.70		$ 0.70
Warrants, market value				$ 0.45
Discount on notes payable						$ 243,294		$ 525,142
Warrants exercisable						1,000,000		2,600,000
Unsecured convertible notes and warrants								$ 2,600,000
Conversion ratio								equal to $0.50 per share
Common stock price per share				$ 0.35
Stock issued upon cashless warrant exercise				37,210
Warrants to purchase common shares				167,039
Warrants [Member] | October 1, 2020 [Member]
Warrants exercise price										$ 0.45
Warrant acquire upon common stock shares										150,000
Fair value of warrants										$ 30,573